Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 129,829	$ 185,466
Investments in marketable securities available-for-sale	18,511	2,377
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $1,595 and $1,548 at December 31, 2014 and 2015, respectively	177,198	219,368
Inventories	171,374	166,105
Deferred income taxes	3,306	7,740
Restricted cash, cash equivalents and marketable securities	180,442	130,179
Prepaid expenses and other current assets	17,175	18,341
Total current assets	697,835	729,576
Investment in non-marketable equity securities	11,211	11,211
Equity method investments	3,648	102
Property, plant and equipment, net	54,461	57,271
Deferred income taxes	871	477
Goodwill	28,138	28,138
Other intangible assets, net	4,161	4,281
Restricted marketable securities	121	158
Other assets	1,891	1,780
Total non current asset	104,502	103,418
Total assets	802,337	832,994
Current liabilities:
Short-term debt	180,000	130,000
Accounts payable	124,423	179,328
Income taxes payable	12,139	19,050
Deferred income taxes	138	35
Other accrued expenses and other current liabilities	36,030	26,992
Total current liabilities	352,730	355,405
Income taxes payable	1,148	720
Accrued pension liabilities	1,063	224
Deferred income taxes	123	162
Other liabilities	2,276	4,530
Total liabilities	357,340	361,041
Redeemable noncontrolling interest	3,656	3,656
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued; and 342,425,144 shares and 343,815,424 shares outstanding at December 31, 2014 and 2015, respectively	107,010	107,010
Additional paid-in capital	105,355	107,808
Treasury shares, at cost (14,274,338 shares and 12,884,058 shares at December 31, 2014 and 2015, respectively)	(9,157)	(10,144)
Accumulated other comprehensive loss	(1,879)	(316)
Unappropriated retained earnings	237,375	268,266
Total Himax Technologies, Inc. stockholders’ equity	438,704	472,624
Noncontrolling interests	2,637	(4,327)
Total equity	$ 441,341	$ 468,297
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and equity	$ 802,337	$ 832,994